Insurance Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of changes in major assumptions on insurance contract liabilities (assets)
The impact of changes in key assumptions on insurance contract liabilities (assets) as of December 31, 2023 and 2024 are as follows:

		2023
		Base amount and base amount after change					Profit and capital impact (before tax)
		Fulfillment cash flows (*2)			Contractual service margin		Profit(loss) (*3)		Other comprehensive income
	Sensitivity (*1)	Before reflecting reinsurance effect		After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect
Base amount		~~W~~	36,532,133	36,758,686	7,168,725	7,037,730	—	—	—	—
Mortality rate	Increased by 3.27%		36,649,373	36,873,667	7,048,751	6,920,015	2,734	2,734	(669)	16,340
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		37,207,600	37,392,758	6,518,899	6,429,299	(25,641)	(25,641)	79,046	91,155
Long-term property and other	Increased by 4.19%		36,532,133	36,758,686	7,168,725	7,037,730	—	—	—	—
Surrender rate (increase)	Increased by 9.16%		37,012,292	37,216,745	6,696,604	6,587,709	(8,038)	(8,038)	(248,007)	(231,815)
Surrender rate (decrease)	Decreased by 9.16%		36,002,582	36,252,706	7,700,114	7,545,548	(1,838)	(1,838)	265,129	283,049
Expense	Increased by 2.62%
Expense (inflation)	0.26%p		36,724,665	36,951,218	6,982,049	6,851,054	(5,856)	(5,856)	29,725	29,725

		2024
		Base amount and base amount after change					Profit and capital impact (before tax)
		Fulfillment cash flows (*2)			Contractual service margin		Profit(loss) (*3)		Other comprehensive income
	Sensitivity (*1)	Before reflecting reinsurance effect		After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect	Before reflecting reinsurance effect	After reflecting reinsurance effect
Base amount		~~W~~	39,380,251	39,819,864	7,224,114	6,869,326	—	—	—	—
Mortality rate	Increased by 3.27%		39,511,663	39,946,680	7,091,068	6,740,875	1,635	1,635	(9,952)	8,702
Disability and illness (fixed compensation)	Increased by 3.40%
Disability and illness (actual loss compensation)	Increased by 2.62%		40,083,199	40,478,965	6,567,655	6,256,714	(46,488)	(46,488)	16,176	34,285
Long-term property and other	Increased by 4.19%		39,380,251	39,819,864	7,224,114	6,869,326	—	—	—	—
Surrender rate(increase)	Increased by 9.16%		40,126,708	40,533,222	6,503,159	6,181,469	(25,501)	(25,501)	(104,650)	(86,772)
Surrender rate(decrease)	Decreased by 9.16%		38,556,883	39,031,830	8,041,498	7,651,376	5,984	5,984	115,085	133,903
Expense	Increased by 2.62%
Expense(inflation)	0.26%p		39,592,255	40,031,868	7,024,540	6,669,753	(12,430)	(12,430)	9,624	9,624

(*1)	The risk adjustment is calculated at the 75% confidence level.
(*2)	The risk adjustment included in the fulfillment cash flows was calculated without shock.
(*3)
The profit (loss) for the year consists of (i) an increase in the present value estimate of future cash flows that exceeds the carrying amount of the contractual service margin, resulting in a loss due to changes in assumptions, and (ii) changes in the present value estimate of future cash flows allocated to the loss component, which also result from changes in assumptions.

Summary of amount of the reinsurance contracts held
The amount of the reinsurance contracts held, which is an asset according to risk level, as of December 31, 2023 and December 31, 2024 are as follows:

	2023			2024
	Reinsurance residual coverage assets		Reinsurance incident assets	Reinsurance residual coverage assets	Reinsurance incident assets
AA+ ~ AA-	~~W~~	38,207	5,204	—	146

Summary of interest rate risk and interest rate changes on profit and loss
The impact of exposure to interest rate risk and interest rate changes on profit and loss and capital as of December 31, 2023 and December 31, 2024 are as follows:

viii-1)	Interest rate risk exposure

	2023		2024
Exposure to financial products measured at fair value (*1)	~~W~~	46,700,713	48,843,348
Exposure to insurance contract (*2)		36,758,783	39,820,035

Net exposure (financial products - insurance contracts)	~~W~~	9,941,930	9,023,313

(*1)
It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).

(*2)	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).

Summary of insurance contracts and reinsurance contracts
The maturity amount of undiscounted remaining contractual cash flows as of December 31, 2023 and 2024 are as follow. This amount does not include matters relating to remaining coverage liabilities (insurance contracts and reinsurance contracts) measured under the premium allocation approach.

	2023
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	5,120,022	4,408,374	3,892,580	3,500,316	3,073,794	51,775,416	71,770,502
Cash Outflow		(5,509,719)	(4,969,773)	(4,263,071)	(4,356,801)	(4,235,246)	(132,831,760)	(156,166,370)

		(389,697)	(561,399)	(370,491)	(856,485)	(1,161,452)	(81,056,344)	(84,395,868)
Variable insurance:
Cash Inflow		582,036	485,566	412,870	350,176	297,209	3,160,998	5,288,855
Cash Outflow		(943,282)	(836,548)	(764,049)	(711,324)	(641,963)	(10,096,136)	(13,993,302)

		(361,246)	(350,982)	(351,179)	(361,148)	(344,754)	(6,935,138)	(8,704,447)

		(750,943)	(912,381)	(721,670)	(1,217,633)	(1,506,206)	(87,991,482)	(93,100,315)

Reinsurance contract
Cash Inflow		203,944	204,852	204,904	204,760	205,383	7,421,755	8,445,598
Cash Outflow		(225,690)	(225,630)	(224,694)	(222,873)	(221,054)	(7,686,228)	(8,806,169)

		(21,746)	(20,778)	(19,790)	(18,113)	(15,671)	(264,473)	(360,571)
Total (including variable insurance)		(772,689)	(933,159)	(741,460)	(1,235,746)	(1,521,877)	(88,255,955)	(93,460,886)

Total (excluding variable insurance)	~~W~~	(411,443)	(582,177)	(390,281)	(874,598)	(1,177,123)	(81,320,817)	(84,756,439)

	2024
	Less than or equal to 1 year		1 ~ 2 years	2 ~ 3 years	3 ~ 4 years	4 ~ 5 years	More than 5 years	Total
Insurance contract
General insurance:
Cash Inflow	~~W~~	4,959,356	4,502,944	4,087,588	3,652,621	3,114,091	40,523,130	60,839,730
Cash Outflow		(5,324,282)	(4,157,931)	(4,287,561)	(4,084,548)	(4,318,989)	(126,037,788)	(148,211,099)

		(364,926)	345,013	(199,973)	(431,927)	(1,204,898)	(85,514,658)	(87,371,369)
Variable insurance:
Cash Inflow		446,902	371,371	307,145	254,674	214,352	1,923,480	3,517,924
Cash Outflow		(880,558)	(752,425)	(682,066)	(612,330)	(536,499)	(7,753,564)	(11,217,442)

		(433,656)	(381,054)	(374,921)	(357,656)	(322,147)	(5,830,084)	(7,699,518)

		(798,582)	(36,041)	(574,894)	(789,583)	(1,527,045)	(91,344,742)	(95,070,887)

Reinsurance contract
Cash Inflow		225,165	216,544	209,995	207,721	207,575	8,223,398	9,290,398
Cash Outflow		(244,930)	(237,756)	(230,883)	(227,262)	(226,934)	(9,123,146)	(10,290,911)

		(19,765)	(21,212)	(20,888)	(19,541)	(19,359)	(899,748)	(1,000,513)
Total (including variable insurance)		(818,347)	(57,253)	(595,782)	(809,124)	(1,546,404)	(92,244,490)	(96,071,400)

Total (excluding variable insurance)	~~W~~	(384,691)	323,801	(220,861)	(451,468)	(1,224,257)	(86,414,406)	(88,371,882)

Summary of The amount of claims development
The amount of claims development as of December 31, 2023 and 2024 are as follows:

	2023
Progress year	Year of incident
	2019		2020	2021	2022	2023	Total
Undiscounted estimate of ultimate loss	~~W~~	962,548	950,728	1,062,120	1,098,646	1,153,875	5,227,917
Paid claims:
Current year		777,773	771,780	857,031	888,276	932,827	4,227,687
1 year after		151,943	144,712	167,000	172,431	—	636,086
2 years after		19,955	19,220	23,317	—	—	62,492
3 years after		8,972	11,202	—	—	—	20,174
4 years after		3,905	—	—	—	—	3,905

Cumulative paid claims	~~W~~	962,548	946,914	1,047,348	1,060,707	932,827	4,950,344
The difference between the estimated ultimate loss and paid claims		—	3,815	14,772	37,940	221,048	277,575
Discount effect		—	—	—	—	—	(9,311)
Future loss adjustment expenses		—	—	—	—	—	5,313
Reported but unpaid claims		—	—	—	—	—	1,535,849
Risk adjustment for non-financial risks		—	—	—	—	—	18,604
Reinsurance effect		—	—	—	—	—	(65,252)

Total liabilities for incurred claims	~~W~~	—	—	—	—	—	1,762,778

	2024
Progress year	Year of incident
	2020		2021	2022	2023	2024	Total
Undiscounted estimate of ultimate loss	~~W~~	959,974	1,070,850	1,104,112	1,152,207	1,233,110	5,520,253
Paid claims:
Current year		746,984	833,427	857,650	896,474	957,713	4,292,248
1 year after		166,072	187,415	195,026	202,132	—	750,645
2 years after		23,751	27,433	27,763	—	—	78,947
3 years after		13,248	12,079	—	—	—	25,327
4 years after		4,849	—	—	—	—	4,849

Cumulative paid claims	~~W~~	954,904	1,060,354	1,080,439	1,098,606	957,713	5,152,016
The difference between the estimated ultimate loss and paid claims		5,070	10,497	23,673	53,601	275,396	368,237
Discount effect		—	—	—	—	—	(11,011)
Future loss adjustment expenses		—	—	—	—	—	7,316
Reported but unpaid claims		—	—	—	—	—	1,436,530
Risk adjustment for non-financial risks		—	—	—	—	—	14,041
Reinsurance effect		—	—	—	—	—	(94,435)

Total liabilities for incurred claims	~~W~~	—	—	—	—	—	1,720,678

Insurance risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
v-1)
The concentration of insurance risks by region as of December 31, 2023 and 2024 are as follow:

	2023
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	38,360,261	161,301	38,521,562
International		5,001	—	5,001

	~~W~~	38,365,262	161,301	38,526,563

	2024
	Insurance Contract		Reinsurance Contract	Total
Domestic	~~W~~	41,195,537	345,177	41,540,714
International		(1,341)	—	(1,341)

	~~W~~	41,194,196	345,177	41,539,373

Summary of changes in major assumptions on insurance contract liabilities (assets)
viii-2)	Interest rate risk sensitivity

	2023			2024
	Profit and loss effect		Capital effect	Profit and loss effect	Capital effect
100 bp Increase
Insurance contract (*1)	~~W~~	—	3,412,769	—	4,357,245
Reinsurance contract (*1)		—	15,543	—	50,365
Financial assets (*2)		(37,574)	(4,258,875)	(35,934)	(4,777,699)
100 bp Decrease
Insurance contract (*1)	~~W~~	—	(4,382,646)	—	(6,073,734)
Reinsurance contract (*1)		—	(17,723)	—	(59,948)
Financial assets (*2)		37,574	4,258,875	35,934	5,837,965

(*1)	This is the impact on capital (before tax) due to changes in expected cash flows of insurance and reinsurance contracts, excluding variable annuities/savings.

(*2)
Calculated for assets related to insurance contracts excluding variable annuities/savings. The profit and loss effect is the change in financial assets recognized at fair value through profit or loss, and the capital effect is the change in financial assets measured at fair value through other comprehensive income.

Currency risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Summary of concentration of insurance risks
v-2)
Market risk arising from insurance contracts
The amount of currency insurance liabilities (based on the fulfillment cash flows) as of December 31, 2023 and December 31, 2024 are as follows:

	2023		2024
	Foreign currency amount	KRW converted amount	Foreign currency amount	KRW converted amount
Foreign currency insurance contract liabilities:
USD (thousand)	192,052	247,632	168,209	247,267
EUR (thousand)	124	177	119	182
VND (million)	94,010	5,001	(23,242)	(1,341)

		252,810		246,108